Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	¥ 1,452,091
Impairment charge	(26,471)	¥ (15,367)	¥ (13,419)
At end of the year	1,459,296	1,452,091
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	3,648,030	3,985,598
Additions	269,790	203,875
Disposals or write offs	(117,960)	(518,511)
Currency translation differences	(8,914)	(22,932)
At end of the year	3,790,946	3,648,030	3,985,598
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(2,195,939)	(2,202,374)
Charge for the year and others	(186,189)	(205,183)
Impairment charge	(26,471)	(15,367)
Disposals or write offs or transfers	70,507	212,160
Currency translation differences	6,442	14,825
At end of the year	(2,331,650)	(2,195,939)	(2,202,374)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	138,049
At end of the year	138,441	138,049
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	248,948	252,174
Additions	1,561	3,620
Transfers	13,736	16,827
Disposals or write offs	(5,101)	(22,910)
Currency translation differences	(286)	(763)
At end of the year	258,858	248,948	252,174
Buildings [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(110,899)	(107,943)
Charge for the year and others	(11,057)	(11,005)
Impairment charge	(516)	(214)
Disposals or write offs or transfers	1,952	7,948
Currency translation differences	103	315
At end of the year	(120,417)	(110,899)	(107,943)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	813,888
At end of the year	816,788	813,888
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	2,355,925	2,261,203
Additions	18,556	1,044
Transfers	160,810	152,389
Disposals or write offs	(75,411)	(39,497)
Currency translation differences	(7,255)	(19,214)
At end of the year	2,452,625	2,355,925	2,261,203
Oil and gas properties [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(1,542,037)	(1,429,389)
Charge for the year and others	(138,251)	(136,433)
Impairment charge	(19,463)	(13,908)
Disposals or write offs or transfers	58,312	24,234
Currency translation differences	5,602	13,459
At end of the year	(1,635,837)	(1,542,037)	(1,429,389)
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	258,295
At end of the year	261,354	258,295
Equipment and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	746,404	1,153,616
Additions	5,305	8,425
Transfers	38,649	23,618
Disposals or write offs	(12,010)	(438,169)
Currency translation differences	(345)	(1,086)
At end of the year	778,003	746,404	1,153,616
Equipment and machinery [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(488,109)	(615,770)
Charge for the year and others	(33,404)	(45,912)
Impairment charge	(2,723)	(113)
Disposals or write offs or transfers	7,429	173,196
Currency translation differences	158	490
At end of the year	(516,649)	(488,109)	(615,770)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	5,426
At end of the year	4,912	5,426
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	22,857	27,148
Additions	645	1,419
Transfers		0
Disposals or write offs	(1,588)	(5,661)
Currency translation differences	(11)	(49)
At end of the year	21,903	22,857	27,148
Motor vehicles [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(17,431)	(19,947)
Charge for the year and others	(992)	(1,260)
Impairment charge	0	0
Disposals or write offs or transfers	1,421	3,739
Currency translation differences	11	37
At end of the year	(16,991)	(17,431)	(19,947)
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	13,077
At end of the year	14,130	13,077
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	45,014	36,155
Additions	1,880	776
Transfers	2,369	12,169
Disposals or write offs	(1,675)	(3,340)
Currency translation differences	(313)	(746)
At end of the year	47,275	45,014	36,155
Other [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(31,937)	(23,092)
Charge for the year and others	(2,485)	(10,573)
Impairment charge	(121)	(837)
Disposals or write offs or transfers	997	2,031
Currency translation differences	401	534
At end of the year	(33,145)	(31,937)	(23,092)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	223,356
At end of the year	223,671	223,356
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	228,882	255,302
Additions	241,843	188,591
Transfers	(215,564)	(205,003)
Disposals or write offs	(22,175)	(8,934)
Currency translation differences	(704)	(1,074)
At end of the year	232,282	228,882	255,302
Construction in progress [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(5,526)	(6,233)
Impairment charge	(3,648)	(295)
Disposals or write offs or transfers	396	1,012
Currency translation differences	167	(10)
At end of the year	¥ (8,611)	¥ (5,526)	¥ (6,233)